NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
NET INCOME PER SHARE

19.                              NET INCOME PER SHARE

The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations:

	Years ended December 31,
	2009	2010	2011

Net income attributable to HiSoft Technology International Limited shareholders	$7,363	$12,057	$17,901

Net income attributable to HiSoft Technology International Limited shareholders allocated for computing net income per common share - basic (i):	1,673	8,115	17,901

Net income attributable to HiSoft Technology International Limited shareholders allocated for computing net income per Series A preferred share - basic (i)	1,203	791	—

Net income attributable to HiSoft Technology International Limited shareholders allocated for computing net income per Series A-1 preferred share - basic (i)	760	500	—

Net income attributable to HiSoft Technology International Limited shareholders allocated for computing net income per Series B preferred share - basic (i)	2,174	1,430	—

Net income attributable to HiSoft Technology International Limited shareholders allocated for computing net income per Series C preferred share - basic (i)	1,553	1,221	—

Net income attributable to HiSoft Technology International Limited shareholders allocated for computing net income per common share - diluted	$7,363	$12,057	$17,901

Weighted average common shares outstanding used in computing net income per ordinary share - basic (ii)	86,148,324	315,964,432	566,247,106

Weighted average common shares outstanding used in computing net income per ordinary share - diluted (iii)	388,372,705	507,037,891	599,162,936

Weighted average shares outstanding used in computing net income per Series A preferred share - basic (iii)	61,959,000	30,809,283	—

Weighted average shares outstanding used in computing net income per Series A-1 preferred share - basic (iii)	39,132,000	19,458,495	—

Weighted average shares outstanding used in computing net income per Series B preferred share - basic (iii)	112,000,000	55,692,308	—

Weighted average shares outstanding used in computing net income per Series C preferred share - basic (iii)	80,046,793	47,531,512	—

Net income per common share attributable to HiSoft Technology International Limited shareholders - basic:	0.02	0.03	0.03

Net income per common share attributable to HiSoft Technology International Limited shareholders - diluted:	0.02	0.02	0.03

Net income per Series A preferred share - basic	0.02	0.03	—

Net income per Series A-1 preferred share - basic	0.02	0.03	—

Net income per Series B preferred share - basic	0.02	0.03	—

Net income per Series C preferred share - basic	0.02	0.03	—

(i)                                   The net income attributable to holders of common shares as of December 31, 2010 was allocated between common shares and preferred shares on pro rata basis based on the dividend participant right.  Each Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares has the same participating right on the undistributed net income as each common share, the allocation was based on the number of common shares and Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares issued.  The undistributed net loss as of December 31, 2008 was allocated to common shares only as preferred shares are not contractually obligated to share the loss.

(ii)                                As of December 31, 2009, the Company had 1,500,000 common shares related to 2009 acquisition of AllianceSPEC, which were yet to be issued, and have been included in the calculation of weighted average common shares used in calculating basic net income per share from the date of acquisition.

(iii)                             The calculation of the weighted average number of common shares for the purpose of diluted net income per share has included the effect of certain securities.  For year 2010, such outstanding securities included an incremental 30,809,283, 19,458,495, 55,692,308, and 47,531,512, common shares resulting from the conversion of the Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares, respectively.  For year 2009, such outstanding securities included an incremental 61,959,000, 39,132,000, 112,000,000, and 80,046,793 common shares resulting from the assumed conversion of the Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares, respectively.

(iv)                            As of December 31, 2008, the Group had 57,000,000, 36,000,000, 112,000,000, and 59,090,910 Series A, Series A-1, Series B and Series C convertible redeemable preferred shares, respectively, outstanding that could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted loss per share for the year ended December 31, 2008 as their effects would have been anti-dilutive.

(v)                               The Group had 43,899,191 and 39,666,005 vested common share options as of December 31, 2010 and 2011, respectively, and have been included in the calculation of weighted average common shares used in calculating diluted net income per share.

(vi)                            As of December 31, 2008, the Group had 31,575,538 vested common share options, respectively, outstanding, which could have potentially diluted basic earnings per share in the future, but were excluded in the computation of diluted loss per share in those periods, as their effects would have been anti-dilutive.

(vii)                         The Company had 18,990,230 and 8,207,620 common share options to be vested as of December 31, 2010 and 2011 and such shares have been included in the calculation of weighted average common shares used in calculating diluted net income per share using the treasury stock method.

(viii)                      As of December 31, 2009, 2010 and 2011, the Group had 4,506,262, 4,706,729 and 20,292,182 nonvested shares, respectively, included in the calculation of weighted average common shares for calculating diluted net income per share using the treasury stock method.

(ix)                            In 2010 and 2011, the Company issued 28,879,288 and 14,999,977 common shares, respectively, for future delivery to employees upon exercise of vested share options or grant of nonvested shares.  4,357,631 and 18,018,479 shares were transferred to the relevant employees in 2010 and 2011, respectively.  Accordingly, the remaining shares outstanding as of the end of December 31, 2010 and 2011 were excluded in computation of basic net income per common share in 2010 and 2011.

(x)                               In December 2011, the Company repurchased and cancelled 24 common shares for a nil consideration.  The excess of repurchase price over the initial issuance price amounting to nil was recorded as a reduction in retained earnings of the Group. These common shares were cancelled upon repurchase.